Net Income Per Share	9 Months Ended
Sep. 30, 2011
Net Income Per Share [Abstract]
Net Income Per Share

10. Net Income per Share

The following table sets forth the computation of basic and diluted earnings per common share (in thousands, except for share and per share amounts):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(unaudited)
Numerator
Net income	$33,259	$83,693	$72,481	$62,950	$52,457

Denominator
Weighted-average shares outstanding, basic	25,780,070	25,910,766	26,183,772	26,154,670	46,840,034
Effect of dilutive nonvested stock awards	99,790	404,355	506,083	539,331	289,212

Adjusted weighted-average shares outstanding, diluted	25,879,860	26,315,121	26,689,855	26,694,001	47,129,246

Basic earnings (loss) per common share	$1.29	$3.23	$2.77	$2.41	$1.12
Diluted earnings per common share	1.29	3.18	2.72	$2.36	$1.11

At December 31, 2008, 2009 and 2010, there were no nonvested stock awards that were anti-dilutive. At September 30, 2011, there were 121,000 stock options (unaudited) that were anti-dilutive.